Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total investments: fair value	$ 16,784	$ 14,554
Number of security positions generating unrealized losses	2,600
Total number of security positions	14,000
Securities Collateralized by Sub-prime Home Equity Lines of Credit
Total investments: fair value	6	9
Alt-A Securities
Total investments: fair value	15	19
Commercial Mortgage Loans in Default | Non-U.S. Agency Mortgage-backed Securities
Total investments: fair value	$ 8
Commercial mortgage loans in default from the total mortgage backed-security holdings	1.00%